UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust
(Exact name of registrant as specified in charter)

1460 Main Street, Suite 234	Southlake, TX 76092
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC
Attn: Tina Bloom
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Centaur Total Return Fund
Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 37.38%

Consumer Discretionary — 2.78%
Speedway Motorsports, Inc.	34,500	$741,405

Financials — 14.70%
Alleghany Corp. *	1,650	1,009,091
Berkshire Hathaway, Inc., Class B *	10,000	1,641,400
Brown & Brown, Inc.	17,500	737,275
Hallmark Financial Services, Inc. *	22,500	246,150
PICO Holdings, Inc. (a) *	20,000	285,000
		3,918,916
Health Care — 2.04%
Gilead Sciences, Inc.	7,500	543,375

Industrials — 1.28%
Franklin Covey Co. *	19,500	341,250

Information Technology — 16.58%
Activision Blizzard, Inc.	20,000	804,200
Apple, Inc.	4,500	546,075
Cognizant Technology Solutions Corp., Class A *	12,500	657,375
IAC/InterActiveCorp *	13,500	928,935
Mind CTI, Ltd.	130,000	336,700
Rubicon Project, Inc./The *	30,000	254,100
USA Technologies, Inc. *	115,000	483,000
XO Group, Inc. *	21,800	410,494
		4,420,879

Total Common Stocks (Cost $8,704,605)		9,965,825

Closed-End Funds — 2.25%
Alpine Total Dynamic Dividend Fund	30,000	238,500
Boulder Growth & Income Fund, Inc.	40,000	360,600

Total Closed-End Funds (Cost $513,430)		599,100

Exchange-Traded Funds — 2.18%
iShares Silver Trust (a) *	35,000	582,050

Total Exchange-Traded Funds (Cost $505,562)		582,050

Centaur Total Return Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Money Market Securities — 57.80%
Fidelity Investments Money Market Government Portfolio, Class I, 0.43% (b)	15,408,579	15,408,579

Total Money Market Securities (Cost $15,408,579)		15,408,579

Total Investments – 99.61% (Cost $25,132,176)		26,555,554

Other Assets in Excess of Liabilities – 0.39%		103,428

NET ASSETS – 100.00%		$26,658,982

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

	Number of Contracts	Exercise Price	Maturity Date	Value
Written Call Options - 0.48%
PICO Holdings, Inc.	100	$15.00	7/21/2017	$(10,750)
iShares(R) Silver Trust	75	18.00	7/21/2017	(4,838)
iShares(R) Silver Trust	100	17.50	7/21/2017	(8,000)

Total Written Call Options (Premiums Received $23,272)				$(23,588)

As of January 31, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$1,511,148
Unrealized depreciation	(85,899)
Net unrealized appreciation	1,425,249

Aggregate cost of securities for federal income tax purposes	$25,106,717

Centaur Total Return Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open‐ended management investment company. The Fund is classified as non‐diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in companies that Centaur Capital Partners, L.P. (the “Advisor”) believes to be undervalued in their respective markets, but which also offer high dividend yields relative to the average yields of the broad market

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over‐the‐counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over‐the‐counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Option Valuation
Exchange‐listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange‐traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Centaur Total Return Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

Centaur Total Return Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,965,825	$-	$-	$9,965,825
Closed-End Funds	599,100	-	-	599,100
Exchange-Traded Funds	582,050	-	-	582,050
Money Market Securities	15,408,579	-	-	15,408,579
Total	$26,555,554	$-	$-	$26,555,554

Other Financial Instruments
Liabilities
Written Options	$(23,588)	$-	$-	$(23,588)
Total	$(23,588)	$-	$-	$(23,588)

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at October 31, 2016.

Centaur Total Return Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Underlying Investment in Other Investment Companies
The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Fidelity Investments Money Market Government Portfolio (“Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, a series of the Fidelity Investments Money Market Funds, including the portfolio of investments, are included in the Fidelity Fund’s NCSR filing dated June 7, 2016, available at www.sec.gov or can be found at www.fidelity.com and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017, the percentage of net assets invested in the Fidelity Fund was 57.80%.

Option Writing/Purchasing
The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Warrants
The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and/or preferred stock. Warrants are derivatives that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk; however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Item 2. Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Centaur Mutual Funds Trust

By	/s/ M. Ezekial Ashton
M. Ezekial Ashton, President and Principal Executive Officer

Date	3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ M. Ezekial Ashton
M. Ezekial Ashton, President and Principal Executive Officer

Date	3/10/2017

By	/s/ Gennifer Ashton
Gennifer Ashton, Treasurer and Principal Financial Officer

Date	3/10/2017